REVENUE - Timing of Revenue from Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue from contracts with customers	$ 2,048	$ 1,873	$ 1,942
North America
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue from contracts with customers	1,872	1,692	1,731
Asia Pacific
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue from contracts with customers	63	70	89
Europe
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue from contracts with customers	113	111	122
Services transferred over time
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue from contracts with customers	899	769	843
Services transferred over time | North America
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue from contracts with customers	815	681	728
Services transferred over time | Asia Pacific
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue from contracts with customers	44	47	67
Services transferred over time | Europe
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue from contracts with customers	40	41	48
Goods or services transferred at a point in time
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue from contracts with customers	1,149	1,104	1,099
Goods or services transferred at a point in time | North America
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue from contracts with customers	1,057	1,011	1,003
Goods or services transferred at a point in time | Asia Pacific
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue from contracts with customers	19	23	22
Goods or services transferred at a point in time | Europe
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue from contracts with customers	$ 73	$ 70	$ 74